VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—98.9%
Alabama—0.7%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/30	$ 400	$ 429
Arizona—4.1%
Arizona Board of Regents, Arizona State University System Revenue, Green Bond,
Series B 5.000%, 7/1/37	360	375
Series C 5.000%, 7/1/36	1,000	1,042
Arizona Department of Transportation, State Highway Fund Revenue 5.000%, 7/1/36	500	525
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue 5.000%, 12/1/24	565	574
		2,516

California—3.6%
California Municipal Finance Authority, Bowles Hall Foundation Revenue, Series A 4.500%, 6/1/24	150	150
California State Health Facilities Financing Authority, Providence St. Joseph Health, Series A 4.000%, 10/1/36	275	279
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, Series A (BAM Insured) 5.000%, 5/1/32	545	584
Santa Clarita Community College District, General Obligation 3.000%, 8/1/44	500	431
State of California, General Obligation 4.000%, 9/1/43	525	549
Temecula Valley Unified School District Financing Authority, Special Tax Revenue (BAM Insured) 5.000%, 9/1/25	175	179
		2,172

Colorado—8.6%
City & County of Denver Co. Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,153
Denver Convention Center Hotel Authority Revenue, Senior Lien 5.000%, 12/1/27	400	414
Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	2,250	2,409
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A 5.000%, 11/1/32	1,195	1,268
		5,244

Connecticut—2.2%
Connecticut Housing Finance Authority, Mortgage Revenue, Series F1 (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	325	314
	Par Value	Value

Connecticut—continued
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, Series D (Pre-Refunded 11/15/26 @ 100) 3.000%, 11/15/35	$ 200	$ 202
State of Connecticut, General Obligation, Series E 5.000%, 9/15/34	750	832
		1,348

District of Columbia—3.4%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Convertible Capital Appreciation, Second Lien, Series C (AGC Insured) (Pre-Refunded 10/1/26 @ 100) 6.500%, 10/1/41	1,875	2,067
Florida—13.3%
Brevard County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	1,000	1,082
Broward County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	300	312
Central Florida Expressway Authority, Senior Lien Toll Revenue, Series B 4.000%, 7/1/30	230	235
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	509
Miami Beach Redevelopment Agency,
Tax Increment Revenue 5.000%, 2/1/32	320	321
Tax Increment Revenue (AGM Insured) 5.000%, 2/1/31	40	40
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, Series A 5.000%, 4/1/30	200	204
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	1,700	1,764
Miami-Dade Seaport Department County Revenue, Senior Bonds Series A (AMT) 5.250%, 10/1/52	500	544
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	1,935	2,039
South Florida Water Management District, Certificates of Participation 5.000%, 10/1/35	750	773
Wildwood Utility Dependent District, South Sumter Utility Project Revenue (BAM Insured) 5.000%, 10/1/37	250	284
		8,107

Georgia—0.9%
Atlanta Water & Wastewater Revenue 5.000%, 11/1/31	550	564
See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Illinois—8.1%
City of Chicago,
Second Lien (AGM Insured) 5.250%, 11/1/32	$ 350	$ 380
Second Lien, Series 2017-2 (AGM Insured) 5.000%, 11/1/31	500	535
Waterworks Revenue, Second Lien 5.000%, 11/1/30	500	524
Cook County School District No. 78 Rosemont, General Obligation (AGM Insured) 5.000%, 12/1/38	1,000	1,104
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, Series B 5.000%, 1/1/32	1,000	1,052
State of Illinois, General Obligation 5.000%, 2/1/27	1,250	1,323
		4,918

Indiana—3.8%
Indiana Finance Authority, Parkview Health System, Series A 5.000%, 11/1/43	1,700	1,785
Indianapolis Local Public Improvement Bond Bank Revenue (AMT) 5.000%, 1/1/34	500	559
		2,344

Maryland—4.6%
Maryland Community Development Administration Revenue, Series A 1.250%, 3/1/30	200	171
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue
5.000%, 8/15/26	800	816
Series A 5.000%, 5/15/42	600	618
Maryland Stadium Authority, Series A 5.000%, 3/1/37	1,000	1,174
		2,779

Massachusetts—1.5%
Massachusetts Housing Finance Agency 2.300%, 12/1/40	500	388
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	530
		918

Michigan—1.7%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I
5.000%, 4/15/25	500	514
4.000%, 10/15/36	500	511
		1,025

Minnesota—4.2%
Minneapolis Special School District No. 1,
General Obligation, Series B (SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,243
	Par Value	Value

Minnesota—continued
General Obligation, Series B (SD CRED PROG Insured) 5.000%, 2/1/40	$1,140	$ 1,314
		2,557

New Jersey—1.8%
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	268
5.000%, 6/1/32	250	268
5.000%, 6/1/33	250	268
5.000%, 6/1/34	250	268
		1,072

New York—3.5%
City of New York, General Obligation, Series A 5.000%, 8/1/51	590	653
Dutchess County Local Development Corp., The Culinary Institute of America Revenue 5.000%, 7/1/33	180	190
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
Series A (AGM Insured) 3.000%, 1/1/36	250	233
Series A (AGM Insured) 3.000%, 1/1/37	100	92
New York State Dormitory Authority, New York University Hospitals Center Revenue 5.000%, 7/1/33	150	157
New York Transportation Development Corp.,
Revenue (AMT) 6.000%, 4/1/35	250	278
Revenue (AMT) 6.000%, 6/30/54	255	281
Revenue (AMT) (AGM Insured) 5.000%, 6/30/49	255	266
		2,150

Ohio—1.0%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Revenue, Class 1, Series A-2 4.000%, 6/1/48	500	462
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	160	163
		625

Oregon—3.3%
State of Oregon, Article XI-Q, General Obligation, Series F 5.000%, 5/1/33	1,095	1,149
Washington & Multnomah Counties, Beaverton School District No. 48J, Capital Appreciation Bond, General Obligation, Series D (SCH BD GTY Insured) 5.000%, 6/15/36	800	855
		2,004

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Pennsylvania—5.7%
City of Philadelphia, Water & Wastewater Revenue, Series A 5.000%, 10/1/42	$ 300	$ 314
Pennsylvania Economic Development Financing Authority Revenue, PENNDOT Major Bridges (AMT) 5.500%, 6/30/39	485	534
Pennsylvania Turnpike Commission Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,594
		3,442

South Carolina—0.5%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue 5.000%, 12/1/24	290	295
Tennessee—5.0%
Metropolitan Nashville Airport Authority (The),
Revenue, Series A 5.250%, 7/1/47	250	280
Revenue, Series A 5.000%, 7/1/52	250	272
Revenue, Series B (AMT) 5.500%, 7/1/40	500	565
Revenue, Series B (AMT) 5.500%, 7/1/41	250	281
Revenue, Series B (AMT) 5.500%, 7/1/52	500	545
Tennessee State School Bond Authority, Higher Education Program Revenue, Series B (State Higher Education Intercept Program Insured) 5.000%, 11/1/34	1,000	1,083
		3,026

Texas—13.6%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	190	198
Central Texas Regional Mobility Authority, Senior Lien Toll Revenue, Series D 4.000%, 1/1/38	750	772
Denton Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/48	520	583
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 3.750%, 8/15/41	500	501
Lamar Consolidated Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,061
North Texas Tollway Authority, Series A 5.000%, 1/1/28	295	308
Northwest Independent School District, General Obligation, Series A (PSF-GTD Insured) 5.000%, 2/15/39	1,370	1,558
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	700	733
	Par Value	Value

Texas—continued
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, LIBOR Index Series C 4.417%, 9/15/27(2)	$1,600	$ 1,575
Texas Public Finance Authority, Texas Southern University Revenue (BAM Insured) 5.250%, 5/1/37	300	339
Wharton Independent School District, General Obligation (PSF-GTD Insured) 3.000%, 2/15/32	645	635
		8,263

Vermont—0.5%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, Series A 5.000%, 12/1/35	300	310
Washington—0.5%
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	305	331
Wisconsin—2.8%
Public Finance Authority
4.000%, 8/1/59(2)	450	446
Renown Regional Medical Center Revenue, Series A 5.000%, 6/1/33	1,000	1,032
Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	250	237
		1,715

Total Municipal Bonds (Identified Cost $59,805)		60,221

Total Long-Term Investments—98.9% (Identified Cost $59,805)		60,221

TOTAL INVESTMENTS—98.9% (Identified Cost $59,805)		$60,221
Other assets and liabilities, net—1.1%		693
NET ASSETS—100.0%		$60,914

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	At December 31, 2023, 25.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$60,221	$60,221
Total Investments	$60,221	$60,221
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS SEIX TAX-EXEMPT BOND FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.